COVID-19 - CARES Act. provision (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jun. 21, 2021	Jan. 31, 2021	Apr. 21, 2020
Unusual Risk or Uncertainty [Line Items]
Debt instrument face amount		$ 15,000
CARES Act [Member] | Impact Of PPP Loan Under CARES Act [Member] | Other Current And Long Term Liabilities [Member]
Unusual Risk or Uncertainty [Line Items]
Payroll tax deferral amount	$ 689
CARES Act [Member] | Impact Of PPP Loan Under CARES Act [Member] | Due On December Thirty One Two Thousand Twenty One [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage of deferred payroll taxes amount due year one	50.00%
CARES Act [Member] | Payback Protection Program Loan [Member]
Unusual Risk or Uncertainty [Line Items]
Debt instrument face amount				$ 5,580
Debt instrument frequency of periodic payment	monthly
Debt instrument date of first required payment	Sep. 15, 2021
Interest rate	1.00%
Interest accrual on loan			$ 44